Segment Reporting (Revenue And Total Segment Contribution For The Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Solution revenue	$ 1,006,949	$ 930,713	$ 843,394
Postage revenue	343,464	311,854	308,919
Revenues	1,350,413	1,242,567	1,152,313
Income (loss) before income taxes	(117,719)	(111,143)	(118,481)
Interest expense, net	146,829	153,169	172,253
Depreciation and amortization	189,218	183,839	187,225
EBITDA	218,328	225,865	240,997
Equity compensation	7,334	7,021	6,842
Acquisition accounting adjustments	1,035	894	4,697
Acquisition-related costs	6,927	3,245	6,913
Transaction-related costs and advisory fees	6,448	6,948	9,907
Strategic initiatives, duplicative and transition costs	12,864	8,401	9,730
Severance costs	8,005	7,520	1,632
Loss on extinguishment of debt and other related costs		24,311	25,411
Accretion expense	14,446	26,470	8,666
Impairment of long-lived assets	83,169	10,619	1,865
Contingent consideration	1,307	(69)
Other non-routine, net	4,484	2,765	(221)
EBITDA Adjustments	146,019	98,125	75,442
Adjusted EBITDA	364,347	323,990	316,439
Corporate And Eliminations [Member]
Segment Reporting Information [Line Items]
Solution revenue	(23,277)	(25,003)	(26,434)
Postage revenue	343,464	311,854	308,919
Revenues	311,112	280,511	277,500
Income (loss) before income taxes	(450,249)	(466,243)	(468,579)
Interest expense, net	146,829	153,169	172,253
Depreciation and amortization	189,218	183,839	187,225
EBITDA	(114,202)	(129,235)	(109,101)
Equity compensation	5,151	3,536	2,990
Acquisition accounting adjustments	(56)	(34)	(42)
Acquisition-related costs	4,461	1,054	1,926
Transaction-related costs and advisory fees	6,448	6,948	9,907
Strategic initiatives, duplicative and transition costs	11,620	5,326	5,701
Severance costs	2,890	4,712	86
Loss on extinguishment of debt and other related costs		24,311	25,411
Accretion expense	14,446	26,470	8,666
Impairment of long-lived assets	4,005	318	80
Contingent consideration	236
Other non-routine, net	(1,216)	(3,584)	(1,661)
EBITDA Adjustments	47,985	69,057	53,064
Adjusted EBITDA	(66,217)	(60,178)	(56,037)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(9,075)	(6,340)	(4,985)
Software And Analytics [Member]
Segment Reporting Information [Line Items]
Solution revenue	249,491	206,974	168,592
Revenues	250,521	209,147	169,731
Income (loss) before income taxes	84,897	56,203	50,725
EBITDA	84,897	56,203	50,725
Equity compensation	567	735	677
Acquisition accounting adjustments	305	517	2,079
Acquisition-related costs	88	200	421
Strategic initiatives, duplicative and transition costs	828	892	290
Severance costs	1,389	810	413
Impairment of long-lived assets	219	5,782	1,691
Other non-routine, net	1,235	600	375
EBITDA Adjustments	4,631	9,536	5,946
Adjusted EBITDA	89,528	65,739	56,671
Software And Analytics [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(1,030)	(2,173)	(1,139)
Network Solutions [Member]
Segment Reporting Information [Line Items]
Solution revenue	348,731	331,218	322,909
Revenues	349,413	331,813	323,453
Income (loss) before income taxes	173,586	158,061	158,875
EBITDA	173,586	158,061	158,875
Equity compensation	567	1,540	1,887
Acquisition accounting adjustments	6	116	945
Acquisition-related costs	110	141	155
Strategic initiatives, duplicative and transition costs	237	1,596	3,379
Severance costs	1,592	1,207	434
Impairment of long-lived assets	2,036	1,831	9
Contingent consideration	1,071	(69)
Other non-routine, net	334	277	148
EBITDA Adjustments	5,953	6,639	6,957
Adjusted EBITDA	179,539	164,700	165,832
Network Solutions [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(682)	(595)	(544)
Technology-Enabled Services [Member]
Segment Reporting Information [Line Items]
Solution revenue	432,004	417,524	378,327
Revenues	439,367	421,096	381,629
Income (loss) before income taxes	74,047	140,836	140,498
EBITDA	74,047	140,836	140,498
Equity compensation	1,049	1,210	1,288
Acquisition accounting adjustments	780	295	1,715
Acquisition-related costs	2,268	1,850	4,411
Strategic initiatives, duplicative and transition costs	179	587	360
Severance costs	2,134	791	699
Impairment of long-lived assets	76,909	2,688	85
Other non-routine, net	4,131	5,472	917
EBITDA Adjustments	87,450	12,893	9,475
Adjusted EBITDA	161,497	153,729	149,973
Technology-Enabled Services [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	$ (7,363)	$ (3,572)	$ (3,302)